SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
A Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage	70.00%		60.00%		45.00%	17.00%
B Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage	29.00%		38.00%		18.00%	76.00%
C Customer [Member]
SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of concentration of customers [Line Items]
Concentration Percentage		66.00%		59.00%	36.00%	0.00%